T. ROWE PRICE Real Assets Fund
March 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
CLOSED-END MUTUAL FUNDS  0.1%
TRUSTS & FUNDS  0.1%
Trusts & Mutual Funds  0.1%
Sprott Physical Uranium Trust (CAD) (1) 488,200 6,968
Total Trusts & Funds 6,968
Total Closed-End Mutual Funds (Cost $10,981) 6,968
COMMON STOCKS  95.5%
COMMUNICATION SERVICES  0.2%
Integrated Telecommunication Services  0.2%
Cellnex Telecom (EUR)  637,855 22,675
Total Communication Services 22,675
CONSUMER DISCRETIONARY  0.5%
Homebuilding  0.3%
Open House Group (JPY)  496,500 18,508
Persimmon (GBP)  943,923 14,599
33,107
Hotels, Resorts, & Cruise Lines  0.2%
Hilton Worldwide Holdings  70,309 15,999
Marriott International, Class A  32,522 7,747
23,746
Total Consumer Discretionary 56,853
CONSUMER STAPLES  0.0%
Agricultural Products & Services  0.0%
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $2,705 (1)(2)(3) 146,479 513
Total Consumer Staples 513
ENERGY  18.6%
Coal & Consumable Fuels  0.7%
Cameco  831,496 34,224
NAC Kazatomprom, GDR  493,186 16,104
Uranium Energy (1) 2,362,974 11,295
Yellow Cake (GBP) (1)(4) 1,270,104 6,913
68,536
Integrated Oil & Gas  5.8%
BP (GBP)  4,363,623 24,486
Chevron  727,379 121,683

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Exxon Mobil  1,324,388 157,509
Galp Energia (EUR)  1,895,771 33,214
Shell (GBP)  3,746,969 136,391
Suncor Energy (CAD)  1,384,082 53,592
TotalEnergies (EUR)  1,315,409 84,756
611,631
Oil & Gas Equipment & Services  2.1%
Atlas Energy Solutions (4) 736,240 13,135
Baker Hughes  1,031,590 45,338
Energy Reservoir Holdings, Class A-1, Acquisition Date:
4/30/19, Cost $2,530 (1)(2)(3)(5) 2,530,088 1,366
Expro Group Holdings (1) 1,088,948 10,824
Flowco Holdings, Class A (1) 194,959 5,001
Kodiak Gas Services  452,876 16,892
Schlumberger  1,526,475 63,807
TechnipFMC  1,057,634 33,516
Tenaris, ADR  506,749 19,819
Weatherford International  255,456 13,680
223,378
Oil & Gas Exploration & Production  5.1%
Canadian Natural Resources (CAD)  2,078,326 63,951
ConocoPhillips  1,149,252 120,694
Diamondback Energy  191,954 30,690
EOG Resources  622,678 79,852
EQT  787,165 42,058
Expand Energy  325,461 36,230
Hess  231,576 36,990
Ovintiv  626,955 26,834
Permian Resources  1,781,589 24,675
Range Resources  637,503 25,455
Texas Pacific Land  15,400 20,405
Viper Energy  536,119 24,206
532,040
Oil & Gas Refining & Marketing  1.8%
HF Sinclair  431,600 14,191
Marathon Petroleum  417,269 60,792
Phillips 66  455,236 56,212
Valero Energy  412,453 54,473
185,668
Oil & Gas Storage & Transportation  3.1%
Enbridge  1,495,996 66,288
Kinder Morgan  674,106 19,232

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ONEOK  558,200 55,385
South Bow (CAD) (4) 801,659 20,478
Targa Resources  333,937 66,944
Williams  1,557,750 93,091
321,418
Total Energy 1,942,671
INDUSTRIALS & BUSINESS SERVICES  1.4%
Agricultural & Farm Machinery  0.3%
AGCO  158,000 14,626
Kubota (JPY)  1,283,800 15,865
30,491
Construction Machinery & Heavy Transportation Equi  0.2%
KION Group (EUR)  426,452 17,884
17,884
Diversified Support Services  0.1%
SPIE (EUR)  204,276 8,740
8,740
Industrial Machinery & Supplies & Components  0.2%
Interpump Group (EUR)  310,459 11,088
Stanley Black & Decker  196,849 15,134
26,222
Rail Transportation  0.6%
Canadian National Railway (CAD)  82,370 8,016
Canadian Pacific Kansas City  121,894 8,558
CSX  276,216 8,129
Kyushu Railway (JPY)  771,900 18,849
Norfolk Southern  36,193 8,572
Union Pacific  41,674 9,845
61,969
Total Industrials & Business Services 145,306
INFORMATION TECHNOLOGY  0.1%
Semiconductor Materials & Equipment  0.1%
Entegris  157,807 13,805
Total Information Technology 13,805
MATERIALS  35.7%
Aluminum  0.3%
Alcoa  165,162 5,037
Aluminium Bahrain (BHD)  3,598,687 10,683

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Norsk Hydro (NOK)  2,610,471 15,091
30,811
Construction Materials  0.7%
Heidelberg Materials (EUR)  148,436 25,587
Holcim (CHF)  313,325 33,718
Knife River (1) 98,800 8,913
Vulcan Materials  26,737 6,237
74,455
Copper  2.8%
Antofagasta (GBP)  743,809 16,194
Capstone Copper (CAD) (1)(4) 2,337,742 12,038
ERO Copper (CAD) (1)(4) 2,359,844 28,583
First Quantum Minerals (CAD) (1) 2,614,787 35,159
Freeport-McMoRan  4,533,741 171,647
Southern Copper  322,992 30,187
293,808
Diversified Chemicals  0.3%
BASF (EUR)  540,138 27,077
27,077
Diversified Metals & Mining  7.4%
Adriatic Metals, CDI (AUD) (1) 4,521,548 11,810
Anglo American (GBP)  3,335,564 93,491
BHP Group (AUD)  11,268,608 273,412
CMOC Group, Class H (HKD)  12,201,000 10,086
Foran Mining (CAD) (1) 4,363,047 11,036
Glencore (GBP)  29,458,588 107,822
Grupo Mexico, Series B (MXN)  6,681,268 33,379
Ivanhoe Electric (1) 2,152,969 12,509
Ivanhoe Electric, Warrants, 2/11/26 (1) 786,226 —
Ivanhoe Mines, Class A (CAD) (1)(4) 4,120,127 34,987
Meridian Mining U.K. Societas (CAD) (1)(4) 4,104,710 1,797
MP Materials (1)(4) 974,848 23,796
NGEx Minerals (CAD) (1)(4) 1,863,810 16,902
Rio Tinto (AUD)  415,187 30,126
Rio Tinto (GBP)  1,670,749 100,262
Saudi Arabian Mining (SAR) (1) 1,532,941 18,811
Sovereign Metals (AUD) (1)(4) 5,106,264 2,390
Verai Discoveries, Series A1, Acquisition Date: 10/17/22,
Cost $1,258 (1)(2)(3) 62,199 2,815
785,431

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Fertilizers & Agricultural Chemicals  0.4%
CF Industries Holdings  59,957 4,686
Corteva  324,600 20,427
Mosaic  558,423 15,083
40,196
Forest Products  0.4%
Louisiana-Pacific  184,294 16,951
West Fraser Timber (CAD)  328,177 25,207
42,158
Gold  12.9%
Agnico Eagle Mines (CAD)  1,272,603 137,877
Agnico Eagle Mines  222,963 24,171
Alamos Gold, Class A (CAD)  2,454,693 65,587
Alamos Gold, Class A  1,211,086 32,384
Anglogold Ashanti (ZAR)  1,891,467 70,999
Artemis Gold (CAD) (1) 1,827,696 21,731
Ausgold (AUD) (1)(4) 2,662,517 918
Barrick Gold (CAD)  2,613,588 50,744
Calibre Mining (CAD) (1) 3,646,645 8,109
Capricorn Metals (AUD) (1) 6,614,621 33,632
Coeur Mining (1) 1,087,214 6,436
De Grey Mining (AUD) (1) 3,700,039 4,974
Emerald Resources (AUD) (1) 9,908,244 23,207
Evolution Mining (AUD)  731,750 3,274
Franco-Nevada (CAD)  1,015,844 159,769
G Mining Ventures (CAD) (1)(4) 4,143,307 54,043
Genesis Minerals (AUD) (1) 2,910,077 6,835
Gold Fields (ZAR)  2,564,839 56,667
Greatland Gold (GBP) (1) 10,448,853 1,613
Harmony Gold Mining (ZAR)  1,814,581 26,574
Kinross Gold (CAD)  1,616,085 20,360
Lundin Gold (CAD)  992,892 30,745
New Gold (CAD) (1) 871,284 3,221
Newmont  1,744,129 84,207
Newmont, CDI (AUD)  404,117 19,733
Northern Star Resources (AUD)  4,988,109 57,589
Ora Banda Mining (AUD) (1)(4) 13,525,642 9,275
Osisko Gold Royalties (CAD)  2,262,862 47,756
Polyus (RUB) (1)(3) 630,610 —
Predictive Discovery (AUD) (1) 61,073,210 14,486
Robex Resources (CAD) (1) 282,031 627
Royal Gold  136,505 22,320

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Skeena Resources (CAD) (1) 2,866,969 28,908
Snowline Gold (CAD) (1) 2,894,118 17,215
Torex Gold Resources (CAD) (1) 134,261 3,718
Wesdome Gold Mines (CAD) (1) 1,691,019 20,141
Wheaton Precious Metals (CAD)  1,839,303 142,730
Zijin Mining Group, Class H (HKD)  19,194,000 43,799
1,356,374
Industrial Gases  1.4%
Air Liquide (EUR)  254,008 48,247
Linde  191,418 89,132
Nippon Sanso Holdings (JPY)  339,600 10,302
147,681
Paper & Plastic Packaging Products & Materials  0.3%
International Paper  407,365 21,733
Packaging Corp. of America  70,835 14,027
35,760
Paper Products  0.2%
Stora Enso, Class R (EUR)  1,743,732 16,524
UPM-Kymmene (EUR)  312,506 8,384
24,908
Precious Metals & Minerals  1.2%
Alrosa (RUB) (3) 19,084,530 —
Anglo American Platinum (ZAR)  776,881 31,245
Impala Platinum Holdings (ZAR) (1) 6,892,081 47,448
Industrias Penoles (MXN) (1) 1,207,960 22,461
Northam Platinum Holdings (ZAR)  1,892,408 13,547
Sibanye Stillwater (ZAR) (1) 8,030,485 9,162
123,863
Specialty Chemicals  1.5%
Akzo Nobel (EUR)  235,876 14,526
DuPont de Nemours  122,900 9,178
International Flavors & Fragrances  260,311 20,203
PPG Industries  95,100 10,399
RPM International  174,532 20,190
Sherwin-Williams  128,820 44,983
Shin-Etsu Chemical (JPY)  1,084,800 30,955
Syensqo (EUR)  157,703 10,762
161,196
Steel  5.9%
ArcelorMittal (EUR)  593,666 17,149
Champion Iron (AUD)  4,518,369 13,811

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Champion Iron (CAD) (4) 5,623,959 17,157
China Steel (TWD)  28,716,000 19,466
Fortescue (AUD)  249,901 2,419
Hoa Phat Group (VND) (1) 59,805,270 62,856
JSW Steel (INR)  1,428,321 17,616
Nippon Steel (JPY) (4) 2,078,600 44,484
Nucor  756,209 91,002
POSCO Holdings (KRW)  170,365 32,490
Reliance  181,327 52,358
Steel Dynamics  893,318 111,736
Tata Steel (INR)  17,288,076 30,884
United States Steel  443,900 18,759
Vale (BRL)  6,615,806 65,991
Warrior Met Coal  345,295 16,478
614,656
Total Materials 3,758,374
METALS & MINING  0.6%
Diversified Metals & Mining  0.6%
Teck Resources, Class B  1,599,230 58,260
Total Metals & Mining 58,260
REAL ESTATE  37.2%
Data Center Real Estate Investment Trusts  3.2%
Digital Core REIT Management  14,270,300 7,534
Digital Realty Trust, REIT  66,900 9,586
Equinix, REIT  367,300 299,478
Keppel DC REIT (SGD)  14,358,600 22,873
339,471
Diversified Real Estate Activites  1.3%
Kerry Properties (HKD)  6,174,500 14,567
Mitsubishi Estate (JPY)  2,805,400 45,857
Mitsui Fudosan (JPY)  4,621,900 41,389
Nomura Real Estate Holdings (JPY) (4) 2,167,500 12,649
Sun Hung Kai Properties (HKD)  2,426,500 23,119
137,581
Diversified Real Estate Investment Trusts  0.6%
Broadstone Net Lease, REIT  241,217 4,110
Essential Properties Realty Trust, REIT  300,000 9,792
Mirvac Group (AUD)  16,546,131 21,790
WP Carey, REIT  362,420 22,872
58,564

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Real Estate Investment Trusts  4.0%
Alexandria Real Estate Equities, REIT  298,300 27,596
Ventas, REIT  2,071,042 142,405
Welltower, REIT  1,623,786 248,780
418,781
Hotel & Resort Real Estate Investment Trusts  0.5%
Apple Hospitality REIT, REIT  1,430,559 18,468
Invincible Investment (JPY)  66,537 28,038
Pebblebrook Hotel Trust, REIT  1,027,225 10,406
56,912
Industrial Real Estate Investment Trusts  6.9%
Americold Realty Trust, REIT  1,048,000 22,490
EastGroup Properties, REIT  446,969 78,733
Goodman Group (AUD)  3,857,183 69,223
Lineage, REIT  259,418 15,210
Prologis, REIT  2,300,963 257,225
Rexford Industrial Realty, REIT  2,713,568 106,236
Segro (GBP)  5,466,861 48,895
Terreno Realty, REIT  1,405,904 88,881
Warehouses De Pauw (EUR)  1,427,131 33,832
720,725
Multi-Family Residential Real Estate Investment
Trusts  4.5%
Apartment Investment & Management, Class A, REIT  579,955 5,104
AvalonBay Communities, REIT  658,466 141,320
Camden Property Trust, REIT  243,666 29,800
Canadian Apartment Properties REIT (CAD) (4) 624,191 18,712
Equity Residential, REIT  1,685,353 120,638
Essex Property Trust, REIT  469,428 143,912
UNITE Group (GBP)  1,586,367 16,694
476,180
Office Real Estate Investment Trusts  0.8%
Douglas Emmett, REIT  1,356,459 21,703
Gecina (EUR)  65,843 6,178
Kilroy Realty, REIT  511,642 16,761
Vornado Realty Trust, REIT  950,592 35,163
79,805
Other Specialized Real Estate Investment Trusts  1.4%
EPR Properties, REIT  92,960 4,891
Gaming & Leisure Properties, REIT  1,683,017 85,666

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
VICI Properties, REIT  1,580,335 51,550
142,107
Real Estate Operating Companies  0.4%
Kojamo (EUR) (1) 2,257,973 20,590
LEG Immobilien (EUR)  104,310 7,373
Swire Properties (HKD)  7,612,000 16,694
44,657
Real Estate Services  0.3%
CBRE Group, Class A (1) 89,255 11,673
Colliers International Group  185,365 22,485
34,158
Retail Real Estate Investment Trusts  5.0%
Acadia Realty Trust, REIT  3,136,134 65,702
Agree Realty, REIT (4) 142,797 11,023
CapitaLand Integrated Commercial Trust (SGD)  12,486,844 19,404
Federal Realty Investment Trust, REIT  117,378 11,482
Kimco Realty, REIT  854,231 18,144
Nexus Select Trust (INR)  7,607,838 11,599
NNN REIT, REIT  312,527 13,329
Realty Income, REIT  1,218,935 70,710
Regency Centers, REIT  1,880,445 138,702
Scentre Group (AUD)  11,118,445 23,524
Simon Property Group, REIT  853,698 141,782
525,401
Self-Storage Real Estate Investment Trusts  2.7%
Big Yellow Group (GBP)  1,445,193 17,445
CubeSmart, REIT  1,943,846 83,022
Public Storage, REIT  549,637 164,501
Shurgard Self Storage (EUR)  555,273 20,089
285,057
Single-Family Residential Real Estate Investment
Trusts  2.7%
American Homes 4 Rent, Class A, REIT  2,539,434 96,016
Equity LifeStyle Properties, REIT  1,131,945 75,501
Sun Communities, REIT  860,640 110,712
282,229
Telecom Tower Real Estate Investment Trusts  2.4%
American Tower, REIT  803,549 174,852
Crown Castle, REIT  235,422 24,538
SBA Communications, REIT  239,312 52,651
252,041

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Timber Real Estate Investment Trusts  0.5%
Rayonier, REIT  964,479 26,890
Weyerhaeuser, REIT  953,314 27,913
54,803
Total Real Estate 3,908,472
UTILITIES  1.1%
Electric Utilities  0.7%
Constellation Energy  62,500 12,602
NextEra Energy  430,153 30,493
NRG Energy  103,500 9,880
Southern  254,278 23,381
76,356
Multi-Utilities  0.4%
Ameren  122,385 12,287
National Grid (GBP)  1,873,977 24,445
36,732
Total Utilities 113,088
Total Miscellaneous Common Stocks  0.1% (6) 7,757
Total Common Stocks (Cost $8,564,507) 10,027,774
CONVERTIBLE PREFERRED STOCKS  1.7%
CONSUMER STAPLES  0.0%
Agricultural Products & Services  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $8 (1)(2)(3) 397 1
Total Consumer Staples 1
INDUSTRIALS & BUSINESS SERVICES  0.0%
Electrical Components & Equipment  0.0%
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $668 (1)(2)(3) 699,536 909
Tonian Holdings, Series A, Voting Units, Acquisition Date:
1/15/21, Cost $940 (1)(2)(3) 983,766 1,279
Total Industrials & Business Services 2,188
MATERIALS  1.6%
Copper  0.4%
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $3,736 (1)(2)(3) 64,540 6,861

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Jetti Holdings, Series D, Acquisition Date: 9/20/22 - 10/19/22,
Cost $33,521 (1)(2)(3) 252,242 33,521
40,382
Diversified Metals & Mining  1.1%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $18,268 (1)(2)(3) 666,457 56,617
Kobold Metals, Series B-Prime, Acquisition Date: 3/21/23,
Cost $19,888 (1)(2)(3) 464,875 39,492
Kobold Metals, Series B-Prime-1, Acquisition Date: 3/21/23,
Cost $6,053 (1)(2)(3) 141,490 12,020
Sortera Tech, Series C-1, Acquisition Date: 4/13/23 - 9/16/24,
Cost $4,214 (1)(2)(3) 305,757 4,214
Verai Discoveries, Series A, Acquisition Date: 10/17/22,
Cost $2,464 (1)(2)(3) 121,855 5,516
117,859
Specialty Chemicals  0.1%
Lilac Solutions, Series B, Acquisition Date: 9/8/21,
Cost $9,143 (1)(2)(3) 696,477 6,470
Lilac Solutions, Series C-1, Acquisition Date: 11/21/22,
Cost $2,466 (1)(2)(3) 234,786 2,123
8,593
Total Materials 166,834
UTILITIES  0.1%
Renewable Electricity  0.1%
Form Energy, Series F, Acquisition Date: 10/4/24,
Cost $7,693 (1)(2)(3) 318,116 7,693
Total Utilities 7,693
Total Convertible Preferred Stocks (Cost $109,062) 176,716
EQUITY MUTUAL FUNDS  0.5%
Global X Copper Miners ETF  1,384,481 54,092
Total Equity Mutual Funds (Cost $56,163) 54,092

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PREFERRED STOCKS  0.0%
ENERGY  0.0%
Oil & Gas Equipment & Services  0.0%
Energy Reservoir Holdings, Class A-3, Acquisition Date:
11/30/22, Cost $142 (1)(2)(3)(5) 141,772 162
Total Energy 162
Total Preferred Stocks (Cost $142) 162
SHORT-TERM INVESTMENTS  1.6%
Money Market Funds  1.0%
T. Rowe Price Treasury Reserve Fund, 4.39% (7)(8) 102,104,027 102,104
102,104
U.S. Treasury Obligations  0.6%
U.S. Treasury Bills, 4.223%, 6/10/25 (9) 24,000,000 23,805
U.S. Treasury Bills, 4.253%, 5/22/25  30,000 30
U.S. Treasury Bills, 4.262%, 5/15/25  1,010,000 1,005
U.S. Treasury Bills, 4.267%, 4/3/25  44,060,000 44,049
68,889
Total Short-Term Investments (Cost $170,993) 170,993
SECURITIES LENDING COLLATERAL  1.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 4.39% (7)(8) 128,973,273 128,973
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 128,973
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 4.39% (7)(8) 28,323,184 28,323
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 28,323
Total Securities Lending Collateral (Cost $157,296) 157,296

T. ROWE PRICE Real Assets Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.2%
OTC Options Purchased 0.2%
Counterparty Description Contracts
Notional
Amount $ Value
UBS Investment Bank
S&P 500 Index,
9/19/25 @
$5,325.00 (1) 938 526,392 14,600
Total Options Purchased (Cost $9,143) 14,600
Total Investments in Securities  101.1%
(Cost $9,078,287) $ 10,608,601
Other Assets Less Liabilities (1.1)% (112,247)
Net Assets 100.0% $ 10,496,354
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $181,572 and represents 1.7% of net assets.
(3) Level 3 in fair value hierarchy.
(4) All or a portion of this security is on loan at March 31, 2025.
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield
(8) Affiliated Companies
(9) At March 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ADR American Depositary Receipts
AUD Australian Dollar
BHD Bahrain Dinar
BRL Brazilian Real
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CNH Offshore China Renminbi

T. ROWE PRICE Real Assets Fund

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ETF Exchange-Traded Fund
EUR Euro
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
OTC Over-the-counter
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RUB Russian Ruble
SAR Saudi Riyal
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
VND Vietnam Dong
ZAR South African Rand

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Total Return Swaps (0.0)%
Bank of America, Pay Underlying
Reference: iShares MSCI ACWI ETF
Monthly, Receive Variable 3.665%
(SOFR + (1.03)%) Monthly, 1/20/26 11,236 227 — 227
Bank of America, Receive Underlying
Reference: iShares Semiconductor ETF
Monthly, Pay Variable 4.930% (SOFR +
0.60%) Monthly, 1/20/26 9,713 (793) — (793)
Bank of America, Receive Underlying
Reference: VanEck Vietnam ETF
Monthly, Pay Variable 4.930% (SOFR +
0.60%) Monthly, 1/20/26 3,129 (75) — (75)
Citibank, Receive Underlying Reference:
Xtrackers FTSE Vietnam Swap UCITS
ETF Monthly, Pay Variable 5.625%
(SOFR + 1.30%) Monthly, 1/21/26 2,987 56 — 56
Goldman Sachs, Receive Underlying
Reference: ICE Semiconductor Monthly,
Pay Variable 5.130% (SOFR + 0.80%)
Monthly, 1/20/26 5,327 (434) — (434)
Goldman Sachs, Receive Underlying
Reference: S&P Homebuilders Select
Industry Index Monthly, Pay Variable
5.180% (SOFR + 0.85%) Monthly,
1/20/26 17,792 (247) — (247)
Morgan Stanley, Pay Underlying
Reference: FTSE EPRA Nareit
Developed Index Monthly, Receive
Variable 4.361% (SOFR + 0.03%)
Monthly, 1/20/26 51,164 476 — 476
Morgan Stanley, Pay Underlying
Reference: FTSE Nareit All Equity REITs
Index Monthly, Receive Variable 4.380%
(SOFR + 0.05%) Monthly, 1/20/26 52,222 166 — 166
Morgan Stanley, Pay Underlying
Reference: ProShares S&P 500 Ex-
Technology ETF Monthly, Receive
Variable 4.410% (SOFR + 0.00%)
Monthly, 1/20/26 48,143 (507) — (507)

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: S&P Homebuilders Select
Industry Index Monthly, Pay Variable
4.980% (SOFR + 0.65%) Monthly,
1/20/26 84,792 (1,170) — (1,170)
Total Bilateral Total Return Swaps — (2,301)
Total Bilateral Swaps — (2,301)

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/15/25 EUR 98,470 USD 103,836 $ 2,725
Barclays Bank 4/15/25 SEK 531,503 USD 53,011 (86)
Barclays Bank 4/15/25 TRY 4,760,178 USD 125,724 (2,881)
Barclays Bank 4/15/25 USD 121,573 TRY 4,760,178 (1,270)
Barclays Bank 5/15/25 TRY 2,964,178 USD 73,737 (115)
BNP Paribas 4/15/25 JPY 23,548,622 USD 160,636 (3,371)
BNP Paribas 4/15/25 SEK 546,961 USD 52,016 2,447
Citibank 4/15/25 GBP 81,581 USD 103,766 1,613
Deutsche Bank 4/15/25 NOK 555,790 USD 52,977 (149)
Goldman Sachs 4/2/25 BRL 880,449 USD 153,330 905
Goldman Sachs 4/2/25 USD 150,840 BRL 880,449 (3,394)
Societe Generale 4/2/25 BRL 440,224 USD 76,319 798
Societe Generale 4/2/25 USD 76,665 BRL 440,224 (452)
UBS Investment Bank 4/15/25 EUR 48,291 USD 52,948 (689)
UBS Investment Bank 4/15/25 USD 161,048 CHF 140,684 1,744
Wells Fargo 4/2/25 BRL 440,224 USD 76,696 422
Wells Fargo 4/2/25 USD 76,665 BRL 440,224 (452)
Wells Fargo 4/15/25 GBP 40,619 USD 52,807 (340)
Wells Fargo 4/15/25 USD 115,540 CNH 836,613 258
Net unrealized gain (loss) on open forward
currency exchange contracts $ (2,287)

T. ROWE PRICE Real Assets Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 118 MSCI Emerging Markets Index
contracts 6/25 (6,554) $ 222
Short, 62 MSCI World Index contracts 6/25 (7,156) 55
Short, 262 S&P 500 E-Mini Index contracts 6/25 (74,057) 706
Long, 325 S&P 500 E-Mini Index Health Care
Sector contracts 6/25 48,289 293
Long, 567 S&P 500 E-Mini Industrial Select Sector
contracts 6/25 75,547 85
Short, 189 S&P/TSX 60 Index contracts 6/25 (39,338) (432)
Long, 209 TOPIX Index contracts 6/25 37,093 (92)
Short, 959 U.S. Treasury Long Bond contracts 6/25 (112,473) (122)
Net payments (receipts) of variation margin to date (392)
Variation margin receivable (payable) on open futures contracts $ 323

T. ROWE PRICE Real Assets Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.39% $ — $ — $ —++
T. Rowe Price Treasury Reserve Fund, 4.39% — — 1,394
Totals $ —# $ — $ 1,394+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Government
Reserve Fund, 4.39% $ 98,506  ¤  ¤ $ 157,296
T. Rowe Price Treasury
Reserve Fund, 4.39% 189,703  ¤  ¤ 102,104
Total $ 259,400^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,394 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $259,400.

T. ROWE PRICE Real Assets Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Real Assets Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Real Assets Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Real Assets Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined

T. ROWE PRICE Real Assets Fund

by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Closed-End Mutual Funds $ — $ 6,968 $ — $ 6,968
Common Stocks 6,124,068 3,899,012 4,694 10,027,774
Convertible Preferred Stocks — — 176,716 176,716
Equity Mutual Funds 54,092 — — 54,092
Preferred Stocks — — 162 162
Short-Term Investments 102,104 68,889 — 170,993
Securities Lending Collateral 157,296 — — 157,296
Options Purchased — 14,600 — 14,600
Total Securities 6,437,560 3,989,469 181,572 10,608,601
Swaps — 925 — 925
Forward Currency Exchange
Contracts — 10,912 — 10,912
Futures Contracts* 1,361 — — 1,361
Total $ 6,438,921 $ 4,001,306 $ 181,572 $ 10,621,799
Liabilities
Swaps $ — $ 3,226 $ — $ 3,226
Forward Currency Exchange
Contracts — 13,199 — 13,199
Futures Contracts* 646 — — 646
Total $ 646 $ 16,425 $ — $ 17,071

T. ROWE PRICE Real Assets Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at March 31, 2025, totaled $4,608,000 for the period ended March 31, 2025.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F176-054Q1 03/25
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Ending
Balance
3/31/25
Investment in Securities
Common Stocks $ 3,137 $ 1,557 $ 4,694
Convertible Preferred Stocks 173,665 3,051 176,716
Preferred Stocks 162 — 162
Total $ 176,964 $ 4,608 $ 181,572